Document and Entity Information	Jan. 22, 2021
Cover [Abstract]
Entity Registrant Name	Zumiez Inc
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001318008
Document Type	8-K
Document Period End Date	Jan. 22, 2021
Entity Incorporation State Country Code	WA
Entity File Number	000-51300
Entity Tax Identification Number	91-1040022
Entity Address, Address Line One	4001 204th Street SW
Entity Address, City or Town	Lynnwood
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98036
City Area Code	551-1500
Local Phone Number	551-1500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	ZUMZ
Entity Emerging Growth Company	false